Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total other-than-temporary impairment losses	$ 15	$ 18	$ 41
Other-than-temporary impairment losses recognized in other comprehensive income	$ (17)	$ (13)	$ 5